CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities:
Net income		$ 148,139,844	$ 134,151,207	$ 113,058,436
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation		1,535,644	1,080,267	1,752,785
Amortization		272,969	266,634	262,539
Reduction in the carrying amount of operating lease right-of-use assets		1,220,036	1,072,946	1,343,885
Loss (gain) on disposal of property and equipment		(18,415)	(63,055)	5,250
Investment (income) loss		(3,310,028)	2,805,945	(1,728,308)
Interest income of held-to-maturity debt securities		(2,372,957)	(2,946,124)	(363,727)
Impairment loss of investments		0	0	2,509,480
Share-based compensation		10,316,583	14,691,737	17,929,842
Deferred income tax expense		776,115	2,148,022
Changes in operating assets and liabilities:
Prepayments and other current assets		(6,479,225)	(5,989,635)	(6,255,514)
Amount due from a related party			109,507	(109,507)
Other assets		(250,000)		2,421,868
Amounts due to a related party		(42,979)	87,156	(692,611)
Accounts payable		108,908	29,662	(4,454,221)
Deferred revenue		(1,066,013)	11,523,078	10,601,086
Income taxes payable		(7,764,815)	8,197,819	(19,911)
Accrued expenses and other current liabilities		(2,212,472)	6,796,720	4,316,156
Operating lease liabilities		(1,316,615)	(1,145,060)	(1,257,975)
Net cash provided by operating activities		137,536,580	172,816,826	139,319,553
Investing activities:
Purchase of property and equipment		(1,976,915)	(705,863)	(1,275,612)
Proceeds from disposal of property and equipment		37,983	117,673	14,557
Purchase of intangible asset		(105,312)	(29,786)	(67,784)
Prepayments of purchase of property and equipment		(240,421)	(107,902)	(305,417)
Purchases of short-term investments		(277,729,445)	(28,286,820)	(100,581,799)
Proceeds from maturity of short-term investments		238,433,067	18,870,262	117,708,862
Purchase of term deposits		(197,826,638)	(181,942,350)	(292,024,069)
Proceeds from maturity of term deposits		208,010,451	304,159,842	100,485,555
Purchase of long-term investments		(13,683,825)	(93,495,867)	(50,079,240)
Net cash (used in) provided by investing activities		(45,081,055)	18,579,189	(226,124,947)
Financing activities:
Proceeds from exercise of share options		1,100,513	1,088,392	945,947
Repurchase of ordinary shares		(56,564,713)	(13,911,356)	(8,512,608)
Contributions from non-controlling interests				13,143
Net cash used in financing activities		(55,464,200)	(12,822,964)	(7,553,518)
Effect of foreign currency exchange rate changes on cash and cash equivalents and restricted cash		1,250,709	(524,571)	(590,895)
Net (decrease) increase in cash and cash equivalents and restricted cash		38,242,034	178,048,480	(94,949,807)
Cash and cash equivalents and restricted cash at the beginning of the year		490,355,510	312,307,030	407,256,837
Cash and cash equivalents and restricted cash at the end of the year		528,597,544	490,355,510	312,307,030
Supplemental cash flow information:
Income taxes paid (i)	[1]	11,022,556	3,572,685	2,729,820
Noncash investing and financing activities:
Operating lease right-of-use assets acquired in operating lease		1,737,913	86,216	3,835,419
Reconciliation of cash and cash equivalents and restricted cash:
Cash and cash equivalents		526,972,019	488,379,894	311,883,463
Restricted cash		1,625,525	1,975,616	423,567
Total cash and cash equivalents and restricted cash shown in the statement of cash flows		$ 528,597,544	$ 490,355,510	$ 312,307,030

[1]	For the year ended December 31, 2025, income taxes paid amounted to US$7,999,564 in the United Arab Emirates (the “UAE”), and US$3,022,992 in mainland China.